SHARE-BASED PAYMENT ARRANGEMENTS - Schedule of Information on Employee Share Options (Details) shares in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Oct. 05, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Options (in Thousands)
Beginning balance (in shares)		11,006	11,006	11,169	4,848
Options granted (in shares)			0	5,304	6,430
Options forfeited (in shares)	(1)	(929)		(3,700)	(74)
Options expired (in shares)	(5)	(4,114)		(1,767)	(35)
Share consolidation impact (in shares)		(5,664)
Ending balance (in shares)	293		293	11,006	11,169
Options exercisable, end of year (in shares)	219		219	7,069	4,457
Weighted Average Exercise Price
Beginning balance (in dollars per share) | $ / shares		$ 3.08	$ 3.08	$ 3.94	$ 5.20
Options granted (in dollars per share) | $ / shares			0	1.34	3.01
Options forfeited (in dollars per share) | $ / shares	$ 40.18	2.35		3.01	4.78
Options expired (in dollars per share) | $ / shares	61.29	$ 3.64		2.26	5.20
Ending balance (in dollars per share) | $ / shares	55.98		55.98	3.08	3.94
Options exercisable, end of year (in dollars per share) | $ / shares	$ 62.10		$ 62.10	$ 3.50	$ 4.18